Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rate Used for the Translation	Exchange rate used for the translation as follows:
USD to PHP	Period End	Average Rate
December 31, 2025	58.87250	57.48284
December 31, 2024	58.08400	57.28670
December 31, 2023	55.40000	55.61763

Schedule of Property, Plant and Equipment

The Company’s property, plant and equipment are recorded at cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated on the straight-line method after taking into account their respective estimated residual values over the following estimated useful lives:

Category	Useful life
Land	Indefinite
Real property and buildings	20 years
Vehicle	5 years
Machinery and equipment	10 years